Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	pimcofunds-20150225_SupplementTextBlock

PIMCO Funds

Supplement Dated February 25, 2015 to the

Asset Allocation Funds, Bond Funds, Credit Bond Funds, Equity-Related Strategy Funds, International Bond Funds, Real Return Strategy Funds, Short Duration Strategy Funds, and Tax-Efficient Strategy Funds Prospectuses (each, a "Prospectus") and Statement of Additional Information ("SAI"),

each dated July 31, 2014, each as supplemented from time to time

Accelerated Conversion of Class B Shares to Class A Shares of the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Diversified Income Fund, PIMCO Emerging Markets Bond Fund, PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Global Bond Fund (U.S. Dollar-Hedged), PIMCO GNMA Fund, PIMCO High Yield Fund, PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO Long-Term U.S. Government Fund, PIMCO Low Duration Fund, PIMCO Money Market Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO Municipal Bond Fund, PIMCO Real Return Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO Short-Term Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund and PIMCO Total Return Fund (each a "Fund")

At a meeting held on February 23-24, 2015, the Board of Trustees of PIMCO Funds approved the early conversion of each Fund's Class B Shares into Class A Shares. Accordingly, effective at the close of business on March 25, 2015 (the "Conversion Date"), all Class B Shares of each Fund will automatically convert to Class A Shares of the same Fund, notwithstanding the conversion schedule set forth in each Prospectus. No contingent deferred sales charges ("CDSCs") will be assessed in connection with this early conversion. The automatic conversion of each Fund's Class B Shares into Class A Shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by such converting shareholders.

In addition, effective March 1, 2015, redemptions of a Fund's Class B Shares before the Conversion Date will not be subject to a CDSC.